Earnings per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 322,400	R$ 227,168	R$ 631,712	R$ 375,546
Weighted average number of outstanding common shares	320,114,060	306,278,562	320,114,060	306,278,562
Basic earnings per share	R$ 1.0071	R$ 0.7417	R$ 1.9734	R$ 1.2262
Profit used to determine diluted earnings per share	R$ 322,400	R$ 227,168	R$ 631,712	R$ 375,546
Weighted average number of outstanding common shares	320,114,060	306,278,562	320,114,060	306,278,562
Weighted average number of shares under options	4,770,826	3,844,232	4,770,826	3,844,232
Weighted average number of shares that would have been issued at average market price	3,918,165	(2,539,194)	3,918,165	(2,539,194)
Weighted average number of common shares for diluted earnings per share	328,803,051	307,583,600	328,803,051	307,583,600
Diluted earnings per share	R$ 0.9805	R$ 0.7386	R$ 1.9212	R$ 1.2210